Earnings per share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Earnings Per Share
16. Earnings per share
Basic and diluted earnings per common share are computed by dividing net income/(loss) for the period by the weighted average number of shares outstanding during the period, excluding shares held in Treasury.

	Three Months Ended June 30,	Three Months Ended June 30,	Six Months Ended June 30,	Six Months Ended June 30,
	2022	2021	2022	2021
Net loss	$(11,781,618)	$(2,414,626)	$(21,282,359)	$(4,631,746)

Net loss per share basic and diluted	(0.05)	(0.01)	(0.09)	(0.02)

Weighted-average number of shares outstanding - basic and diluted	248,989,790	220,000,000	234,574,977	220,000,000

As of December 31, 2021, the Company does not have outstanding potential ordinary shares which can be converted in new shares, therefore, basic and diluted earnings per share are equivalent in the period as disclosed. As of June 30, 2022, 17,850,000 warrants were excluded from the weighted average number of shares, since their effect would have been anti-dilutive.